First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments
July 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 72.4%
	Aerospace & Defense — 1.5%
$684,000	Amentum Escrow Corp. (a) (b)	7.25%	08/01/32	$699,430
342,000	Booz Allen Hamilton, Inc. (a)	3.88%	09/01/28	324,423
2,500,000	Howmet Aerospace, Inc.	5.95%	02/01/37	2,629,598
9,399,000	TransDigm, Inc. (a)	6.75%	08/15/28	9,591,416
3,354,000	TransDigm, Inc. (a)	6.38%	03/01/29	3,420,579
4,931,000	TransDigm, Inc. (a)	6.63%	03/01/32	5,049,722
				21,715,168
	Agricultural Products & Services — 0.7%
1,877,000	Lamb Weston Holdings, Inc. (a)	4.88%	05/15/28	1,820,488
9,387,000	Lamb Weston Holdings, Inc. (a)	4.38%	01/31/32	8,466,769
				10,287,257
	Alternative Carriers — 0.8%
2,000,000	Level 3 Financing, Inc. (a)	4.25%	07/01/28	1,100,000
2,000,000	Level 3 Financing, Inc. (a)	3.63%	01/15/29	970,000
9,791,000	Level 3 Financing, Inc. (a)	11.00%	11/15/29	10,377,383
				12,447,383
	Apparel Retail — 0.7%
8,080,000	Nordstrom, Inc.	4.00%	03/15/27	7,739,656
2,854,000	Nordstrom, Inc.	4.38%	04/01/30	2,597,096
				10,336,752
	Application Software — 3.0%
6,328,000	Alteryx, Inc. (a)	8.75%	03/15/28	6,530,711
5,632,950	GoTo Group, Inc. (a)	5.50%	05/01/28	4,436,557
5,632,950	GoTo Group, Inc. (a)	5.50%	05/01/28	2,107,719
12,000,000	McAfee Corp. (a)	7.38%	02/15/30	11,201,183
3,487,000	Open Text Holdings, Inc. (a)	4.13%	12/01/31	3,115,904
6,680,000	RingCentral, Inc. (a)	8.50%	08/15/30	7,024,207
9,814,000	UKG, Inc. (a)	6.88%	02/01/31	10,093,300
				44,509,581
	Automobile Manufacturers — 0.5%
6,631,000	Ford Motor Co.	9.63%	04/22/30	7,834,343
250,000	General Motors Co.	6.60%	04/01/36	267,381
				8,101,724
	Automotive Parts & Equipment — 0.2%
2,826,000	Wand NewCo 3, Inc. (a)	7.63%	01/30/32	2,951,482
	Automotive Retail — 0.1%
1,365,000	Mavis Tire Express Services Topco Corp. (a)	6.50%	05/15/29	1,302,074
	Broadcasting — 3.6%
28,936,000	iHeartCommunications, Inc.	8.38%	05/01/27	11,858,294
11,054,000	Nexstar Media, Inc. (a)	5.63%	07/15/27	10,730,666
1,389,000	Scripps Escrow II, Inc. (a)	3.88%	01/15/29	904,714
13,895,000	Sinclair Television Group, Inc. (a)	5.13%	02/15/27	11,830,823
1,185,000	Sirius XM Radio, Inc. (a)	3.13%	09/01/26	1,126,628
857,000	Sirius XM Radio, Inc. (a)	5.50%	07/01/29	819,901
2,000,000	Sirius XM Radio, Inc. (a)	4.13%	07/01/30	1,740,130
5,000,000	Sirius XM Radio, Inc. (a)	3.88%	09/01/31	4,179,927
9,863,000	TEGNA, Inc.	4.63%	03/15/28	9,085,678
				52,276,761

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Building Products — 1.3%
$2,377,000	American Builders & Contractors Supply Co., Inc. (a)	4.00%	01/15/28	$2,247,355
500,000	American Builders & Contractors Supply Co., Inc. (a)	3.88%	11/15/29	452,964
100,000	Beacon Roofing Supply, Inc. (a)	4.13%	05/15/29	92,382
1,314,000	Beacon Roofing Supply, Inc. (a)	6.50%	08/01/30	1,344,577
100,000	Builders FirstSource, Inc. (a)	4.25%	02/01/32	89,446
4,914,000	Builders FirstSource, Inc. (a)	6.38%	03/01/34	4,962,345
2,029,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC (a)	6.75%	04/01/32	2,059,886
1,321,000	Standard Building Solutions, Inc. (a) (b)	6.50%	08/15/32	1,325,054
1,392,000	Standard Industries, Inc. (a)	5.00%	02/15/27	1,363,111
1,426,000	Standard Industries, Inc. (a)	4.75%	01/15/28	1,367,678
2,492,000	Standard Industries, Inc. (a)	4.38%	07/15/30	2,272,018
1,000,000	Standard Industries, Inc. (a)	3.38%	01/15/31	856,525
1,000,000	TopBuild Corp. (a)	3.63%	03/15/29	921,374
				19,354,715
	Cable & Satellite — 2.9%
1,431,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.75%	03/01/30	1,282,281
4,747,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.50%	08/15/30	4,159,781
7,781,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	7.38%	03/01/31	7,862,273
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.50%	05/01/32	838,067
3,914,000	CSC Holdings LLC (a)	7.50%	04/01/28	2,222,408
1,481,000	CSC Holdings LLC (a)	11.25%	05/15/28	1,340,412
7,458,000	CSC Holdings LLC (a)	6.50%	02/01/29	5,750,845
9,797,000	CSC Holdings LLC (a)	5.75%	01/15/30	3,960,253
21,000,000	CSC Holdings LLC (a)	4.50%	11/15/31	14,502,539
1,000,000	CSC Holdings LLC (a)	5.00%	11/15/31	401,821
				42,320,680
	Casinos & Gaming — 3.0%
500,000	Boyd Gaming Corp.	4.75%	12/01/27	486,869
6,062,000	Boyd Gaming Corp. (a)	4.75%	06/15/31	5,589,105
1,426,000	Caesars Entertainment, Inc. (a)	8.13%	07/01/27	1,457,492
5,662,000	Caesars Entertainment, Inc. (a)	4.63%	10/15/29	5,263,907
173,000	Caesars Entertainment, Inc. (a)	7.00%	02/15/30	178,572
179,000	Churchill Downs, Inc. (a)	5.75%	04/01/30	175,618
8,292,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (a)	6.75%	01/15/30	7,362,475
2,070,000	Light & Wonder International, Inc. (a)	7.50%	09/01/31	2,161,393
2,440,000	MGM Resorts International	5.75%	06/15/25	2,438,556
1,357,000	MGM Resorts International	6.50%	04/15/32	1,362,437
716,000	Scientific Games Holdings, L.P. / Scientific Games US FinCo, Inc. (a)	6.63%	03/01/30	700,856
3,903,000	Station Casinos LLC (a)	4.50%	02/15/28	3,706,887
6,907,000	VICI Properties, L.P.	5.75%	04/01/34	7,016,600
140,000	VICI Properties, L.P. / VICI Note Co., Inc. (a)	3.75%	02/15/27	134,699
100,000	VICI Properties, L.P. / VICI Note Co., Inc. (a)	3.88%	02/15/29	93,937
5,952,000	VICI Properties, L.P. / VICI Note Co., Inc. (a)	4.63%	12/01/29	5,736,758
				43,866,161

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Commercial Printing — 0.1%
$629,000	LABL, Inc. (a)	10.50%	07/15/27	$613,332
1,388,000	LABL, Inc. (a)	9.50%	11/01/28	1,403,952
				2,017,284
	Construction & Engineering — 1.0%
5,336,000	Advanced Drainage Systems, Inc. (a)	6.38%	06/15/30	5,376,405
500,000	Atkore, Inc. (a)	4.25%	06/01/31	447,435
8,615,000	Pike Corp. (a)	5.50%	09/01/28	8,361,776
				14,185,616
	Construction Materials — 0.3%
176,000	GYP Holdings III Corp. (a)	4.63%	05/01/29	166,513
3,623,000	Summit Materials LLC / Summit Materials Finance Corp. (a)	5.25%	01/15/29	3,545,726
340,000	Summit Materials LLC / Summit Materials Finance Corp. (a)	7.25%	01/15/31	354,779
				4,067,018
	Consumer Finance — 0.6%
3,000,000	FirstCash, Inc. (a)	4.63%	09/01/28	2,868,604
6,257,000	FirstCash, Inc. (a)	6.88%	03/01/32	6,335,932
				9,204,536
	Data Processing & Outsourced Services — 0.0%
500,000	Block, Inc.	2.75%	06/01/26	476,041
250,000	Block, Inc.	3.50%	06/01/31	217,084
				693,125
	Diversified Banks — 1.3%
4,000,000	Bank of America Corp.	6.11%	01/29/37	4,304,280
1,000,000	Bank of America Corp. (c)	4.24%	04/24/38	910,825
3,000,000	Bank of America Corp.	5.88%	02/07/42	3,216,094
500,000	Bank of America Corp. (c)	4.08%	03/20/51	412,777
2,000,000	JPMorgan Chase & Co. (c)	5.72%	09/14/33	2,072,292
4,000,000	JPMorgan Chase & Co.	6.40%	05/15/38	4,562,846
1,000,000	JPMorgan Chase & Co.	5.60%	07/15/41	1,048,472
1,000,000	JPMorgan Chase & Co.	5.40%	01/06/42	1,027,424
1,000,000	JPMorgan Chase & Co.	5.63%	08/16/43	1,042,295
500,000	Wells Fargo & Co. (c)	5.01%	04/04/51	471,220
250,000	Wells Fargo Bank N.A.	6.60%	01/15/38	281,644
				19,350,169
	Diversified Support Services — 0.2%
1,945,000	Ritchie Bros Holdings, Inc. (a)	6.75%	03/15/28	1,988,315
1,375,000	Ritchie Bros Holdings, Inc. (a)	7.75%	03/15/31	1,447,537
				3,435,852
	Electric Utilities — 0.6%
5,000,000	Vistra Operations Co. LLC (a)	5.63%	02/15/27	4,964,715
3,189,000	Vistra Operations Co. LLC (a)	5.00%	07/31/27	3,124,919
1,359,000	Vistra Operations Co. LLC (a)	7.75%	10/15/31	1,436,980
				9,526,614
	Electrical Components & Equipment — 0.0%
667,000	Sensata Technologies, Inc. (a)	3.75%	02/15/31	589,702
	Environmental & Facilities Services — 0.7%
1,959,000	Allied Universal Holdco LLC (a)	7.88%	02/15/31	1,994,415

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Environmental & Facilities Services (Continued)
$7,429,000	Waste Pro USA, Inc. (a)	5.50%	02/15/26	$7,372,693
1,312,000	Wrangler Holdco Corp. (a)	6.63%	04/01/32	1,317,851
				10,684,959
	Fertilizers & Agricultural Chemicals — 0.1%
250,000	Scotts Miracle-Gro (The) Co.	4.50%	10/15/29	232,741
1,000,000	Scotts Miracle-Gro (The) Co.	4.00%	04/01/31	884,337
				1,117,078
	Financial Exchanges & Data — 0.8%
2,750,000	MSCI, Inc. (a)	4.00%	11/15/29	2,607,916
1,000,000	MSCI, Inc. (a)	3.88%	02/15/31	918,158
1,000,000	MSCI, Inc. (a)	3.63%	11/01/31	894,715
8,900,000	MSCI, Inc. (a)	3.25%	08/15/33	7,582,532
				12,003,321
	Food Distributors — 0.4%
1,397,000	US Foods, Inc. (a)	4.75%	02/15/29	1,339,224
4,606,000	US Foods, Inc. (a)	7.25%	01/15/32	4,822,735
				6,161,959
	Health Care Equipment — 0.0%
300,000	Teleflex, Inc. (a)	4.25%	06/01/28	285,230
	Health Care Facilities — 3.0%
1,000,000	Acadia Healthcare Co., Inc. (a)	5.50%	07/01/28	981,738
1,290,000	Acadia Healthcare Co., Inc. (a)	5.00%	04/15/29	1,236,277
273,000	AHP Health Partners, Inc. (a)	5.75%	07/15/29	260,982
657,000	Concentra Escrow Issuer Corp. (a)	6.88%	07/15/32	677,738
1,000,000	HCA, Inc.	5.13%	06/15/39	954,024
4,000,000	HCA, Inc.	5.50%	06/15/47	3,821,173
7,000,000	HCA, Inc.	5.25%	06/15/49	6,389,179
26,514,000	Select Medical Corp. (a)	6.25%	08/15/26	26,739,455
3,197,000	Tenet Healthcare Corp.	6.13%	10/01/28	3,207,127
				44,267,693
	Health Care Services — 0.4%
5,000,000	Cigna Group (The)	6.13%	11/15/41	5,303,055
500,000	Cigna Group (The)	4.90%	12/15/48	449,595
100,000	Service Corp. International	3.38%	08/15/30	88,579
				5,841,229
	Health Care Supplies — 1.7%
200,000	180 Medical, Inc. (a)	3.88%	10/15/29	181,479
13,953,000	Medline Borrower, L.P. (a)	3.88%	04/01/29	13,031,121
10,908,000	Medline Borrower, L.P. (a)	5.25%	10/01/29	10,551,254
1,560,000	Medline Borrower, L.P. / Medline Co-Issuer, Inc. (a)	6.25%	04/01/29	1,593,680
				25,357,534
	Health Care Technology — 1.5%
15,722,000	AthenaHealth Group, Inc. (a)	6.50%	02/15/30	14,839,435
6,885,000	HealthEquity, Inc. (a)	4.50%	10/01/29	6,494,002
				21,333,437

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Hotels, Resorts & Cruise Lines — 0.2%
$1,957,000	Vail Resorts, Inc. (a)	6.50%	05/15/32	$2,001,989
711,000	Wyndham Hotels & Resorts, Inc. (a)	4.38%	08/15/28	671,341
				2,673,330
	Household Products — 0.5%
5,613,000	Energizer Holdings, Inc. (a)	6.50%	12/31/27	5,668,759
1,350,000	Energizer Holdings, Inc. (a)	4.38%	03/31/29	1,247,863
				6,916,622
	Human Resource & Employment Services — 0.6%
4,165,000	TriNet Group, Inc. (a)	7.13%	08/15/31	4,291,624
4,463,000	ZipRecruiter, Inc. (a)	5.00%	01/15/30	3,909,226
				8,200,850
	Independent Power Producers & Energy Traders — 0.6%
9,570,000	Calpine Corp. (a)	5.13%	03/15/28	9,274,703
	Industrial Conglomerates — 0.3%
4,569,000	Hillenbrand, Inc.	6.25%	02/15/29	4,631,420
	Industrial Machinery & Supplies & Components — 0.1%
1,189,000	EMRLD Borrower, L.P. / Emerald Co-Issuer, Inc. (a)	6.63%	12/15/30	1,212,808
325,000	Gates Corp. (a)	6.88%	07/01/29	331,341
				1,544,149
	Insurance Brokers — 10.4%
13,365,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	6.75%	10/15/27	13,277,618
17,412,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	6.75%	04/15/28	17,509,281
1,790,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	5.88%	11/01/29	1,715,396
8,017,000	AmWINS Group, Inc. (a)	6.38%	02/15/29	8,138,153
17,006,000	AmWINS Group, Inc. (a)	4.88%	06/30/29	16,050,662
2,000,000	Arthur J. Gallagher & Co.	5.50%	03/02/33	2,055,645
1,431,000	Arthur J. Gallagher & Co.	5.45%	07/15/34	1,457,956
7,000,000	Arthur J. Gallagher & Co.	5.75%	03/02/53	6,976,776
3,000,000	Arthur J. Gallagher & Co.	6.75%	02/15/54	3,397,319
3,287,000	Arthur J. Gallagher & Co.	5.75%	07/15/54	3,297,715
16,817,000	AssuredPartners, Inc. (a)	5.63%	01/15/29	16,030,461
4,224,000	AssuredPartners, Inc. (a)	7.50%	02/15/32	4,320,075
2,613,000	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance (a)	7.13%	05/15/31	2,695,987
8,120,000	BroadStreet Partners, Inc. (a)	5.88%	04/15/29	7,833,108
1,325,000	Brown & Brown, Inc.	2.38%	03/15/31	1,115,336
5,736,000	GTCR AP Finance, Inc. (a)	8.00%	05/15/27	5,759,483
8,230,000	HUB International Ltd. (a)	5.63%	12/01/29	7,908,230
1,950,000	HUB International Ltd. (a)	7.25%	06/15/30	2,012,418
9,750,000	HUB International Ltd. (a)	7.38%	01/31/32	10,028,080
9,838,000	Panther Escrow Issuer LLC (a)	7.13%	06/01/31	10,101,019
9,355,000	Ryan Specialty LLC (a)	4.38%	02/01/30	8,818,093
2,000,000	USI, Inc. (a)	7.50%	01/15/32	2,070,356
				152,569,167
	Integrated Telecommunication Services — 0.9%
500,000	Ciena Corp. (a)	4.00%	01/31/30	459,512
18,209,000	Zayo Group Holdings, Inc. (a)	6.13%	03/01/28	12,451,005
				12,910,517

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Interactive Media & Services — 0.9%
$13,291,000	Cars.com, Inc. (a)	6.38%	11/01/28	$13,094,123
	Internet Services & Infrastructure — 1.4%
5,500,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a)	5.25%	12/01/27	5,419,558
16,280,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a)	3.50%	03/01/29	14,816,523
				20,236,081
	Investment Banking & Brokerage — 0.7%
6,000,000	Goldman Sachs Group (The), Inc.	6.75%	10/01/37	6,681,334
1,500,000	Goldman Sachs Group (The), Inc.	6.25%	02/01/41	1,649,356
1,455,000	LPL Holdings, Inc. (a)	4.63%	11/15/27	1,421,739
250,000	Morgan Stanley	6.38%	07/24/42	283,463
250,000	Morgan Stanley (c)	5.60%	03/24/51	260,717
				10,296,609
	IT Consulting & Other Services — 0.1%
1,387,000	Central Parent, Inc. / CDK Global, Inc. (a)	7.25%	06/15/29	1,399,860
250,000	Gartner, Inc. (a)	4.50%	07/01/28	242,906
250,000	Gartner, Inc. (a)	3.75%	10/01/30	228,760
				1,871,526
	Leisure Facilities — 0.2%
850,000	Cedar Fair, L.P. / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op	5.38%	04/15/27	848,270
250,000	Cedar Fair, L.P. / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op	5.25%	07/15/29	243,638
717,000	SeaWorld Parks & Entertainment, Inc. (a)	5.25%	08/15/29	683,515
644,000	Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. (a)	6.63%	05/01/32	661,686
				2,437,109
	Leisure Products — 0.3%
2,947,000	Acushnet Co. (a)	7.38%	10/15/28	3,075,480
1,299,000	Amer Sports Co. (a)	6.75%	02/16/31	1,292,933
				4,368,413
	Life Sciences Tools & Services — 0.1%
1,372,000	Star Parent, Inc. (a)	9.00%	10/01/30	1,465,850
	Managed Health Care — 1.3%
5,269,000	Centene Corp.	4.25%	12/15/27	5,105,673
3,032,000	Molina Healthcare, Inc. (a)	4.38%	06/15/28	2,889,234
100,000	Molina Healthcare, Inc. (a)	3.88%	11/15/30	90,517
5,539,000	Molina Healthcare, Inc. (a)	3.88%	05/15/32	4,891,622
1,000,000	UnitedHealth Group, Inc.	6.50%	06/15/37	1,127,749
1,000,000	UnitedHealth Group, Inc.	6.63%	11/15/37	1,137,076
2,000,000	UnitedHealth Group, Inc.	6.88%	02/15/38	2,345,302
1,000,000	UnitedHealth Group, Inc.	5.70%	10/15/40	1,038,460
				18,625,633
	Metal, Glass & Plastic Containers — 2.3%
697,000	Ball Corp.	6.88%	03/15/28	717,253
10,648,000	Ball Corp.	2.88%	08/15/30	9,158,150
1,000,000	Ball Corp.	3.13%	09/15/31	854,837
3,864,000	Berry Global, Inc. (a)	4.50%	02/15/26	3,778,064
981,000	Berry Global, Inc. (a)	5.63%	07/15/27	972,035
3,097,000	Berry Global, Inc. (a)	5.65%	01/15/34	3,110,261

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Metal, Glass & Plastic Containers (Continued)
$175,000	Crown Americas LLC	5.25%	04/01/30	$171,550
10,984,000	Owens-Brockway Glass Container, Inc. (a)	7.25%	05/15/31	10,881,782
1,350,000	Owens-Brockway Glass Container, Inc. (a)	7.38%	06/01/32	1,335,084
2,200,000	Silgan Holdings, Inc.	4.13%	02/01/28	2,097,605
				33,076,621
	Movies & Entertainment — 0.2%
523,000	Live Nation Entertainment, Inc. (a)	6.50%	05/15/27	529,577
2,606,000	WMG Acquisition Corp. (a)	3.00%	02/15/31	2,249,231
				2,778,808
	Packaged Foods & Meats — 2.0%
2,623,000	Fiesta Purchaser, Inc. (a)	7.88%	03/01/31	2,737,976
2,000,000	Kraft Heinz Foods Co.	6.88%	01/26/39	2,281,982
2,000,000	Kraft Heinz Foods Co. (a)	7.13%	08/01/39	2,322,751
500,000	Kraft Heinz Foods Co.	5.20%	07/15/45	471,402
500,000	Kraft Heinz Foods Co.	4.38%	06/01/46	420,281
4,434,000	Post Holdings, Inc. (a)	5.63%	01/15/28	4,393,671
15,834,000	Post Holdings, Inc. (a)	6.25%	02/15/32	16,054,673
				28,682,736
	Paper & Plastic Packaging Products & Materials — 4.0%
32,166,000	Graham Packaging Co., Inc. (a)	7.13%	08/15/28	31,381,963
2,000,000	Graphic Packaging International LLC (a)	3.50%	03/15/28	1,868,065
1,000,000	Graphic Packaging International LLC (a)	3.50%	03/01/29	910,139
2,353,000	Graphic Packaging International LLC (a)	3.75%	02/01/30	2,138,049
1,955,000	Graphic Packaging International LLC (a)	6.38%	07/15/32	1,979,752
14,255,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC (a)	4.00%	10/15/27	13,480,025
420,000	Pactiv LLC	7.95%	12/15/25	433,332
1,434,000	Sealed Air Corp. (a)	5.00%	04/15/29	1,386,313
2,351,000	Sealed Air Corp. / Sealed Air Corp. U.S. (a)	6.13%	02/01/28	2,369,225
338,000	Sealed Air Corp. / Sealed Air Corp. U.S. (a)	7.25%	02/15/31	352,315
1,618,000	Verde Purchaser LLC (a)	10.50%	11/30/30	1,721,918
				58,021,096
	Personal Care Products — 0.1%
250,000	Prestige Brands, Inc. (a)	5.13%	01/15/28	244,652
750,000	Prestige Brands, Inc. (a)	3.75%	04/01/31	661,818
				906,470
	Pharmaceuticals — 0.9%
950,000	Charles River Laboratories International, Inc. (a)	4.25%	05/01/28	905,797
1,000,000	Charles River Laboratories International, Inc. (a)	3.75%	03/15/29	925,954
4,291,000	Charles River Laboratories International, Inc. (a)	4.00%	03/15/31	3,902,900
800,000	IQVIA, Inc. (a)	5.00%	10/15/26	789,122
1,278,000	IQVIA, Inc. (a)	5.00%	05/15/27	1,255,714
5,979,000	IQVIA, Inc. (a)	6.50%	05/15/30	6,156,941
				13,936,428
	Rail Transportation — 0.4%
5,234,000	Genesee & Wyoming, Inc. (a)	6.25%	04/15/32	5,302,958
	Real Estate Services — 0.4%
4,781,000	CoStar Group, Inc. (a)	2.80%	07/15/30	4,165,023

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Real Estate Services (Continued)
$1,000,000	PulteGroup, Inc.	6.38%	05/15/33	$1,080,292
290,000	Tri Pointe Homes, Inc.	5.25%	06/01/27	289,118
500,000	Tri Pointe Homes, Inc.	5.70%	06/15/28	499,591
				6,034,024
	Research & Consulting Services — 0.7%
2,027,000	Clarivate Science Holdings Corp. (a)	3.88%	07/01/28	1,903,255
6,770,000	Clarivate Science Holdings Corp. (a)	4.88%	07/01/29	6,403,096
696,000	CoreLogic, Inc. (a)	4.50%	05/01/28	642,749
1,875,000	Dun & Bradstreet (The) Corp. (a)	5.00%	12/15/29	1,780,743
				10,729,843
	Restaurants — 1.3%
661,000	Brinker International, Inc. (a)	5.00%	10/01/24	659,877
9,310,000	IRB Holding Corp. (a)	7.00%	06/15/25	9,316,920
3,000,000	McDonald’s Corp.	6.30%	10/15/37	3,332,923
2,000,000	McDonald’s Corp.	6.30%	03/01/38	2,206,815
1,000,000	McDonald’s Corp.	5.70%	02/01/39	1,055,510
1,688,000	Raising Cane’s Restaurants LLC (a)	9.38%	05/01/29	1,824,413
				18,396,458
	Security & Alarm Services — 0.4%
1,200,000	Brink’s (The) Co. (a)	5.50%	07/15/25	1,197,994
2,061,000	Brink’s (The) Co. (a)	4.63%	10/15/27	1,999,817
1,311,000	Brink’s (The) Co. (a)	6.50%	06/15/29	1,337,200
1,311,000	Brink’s (The) Co. (a)	6.75%	06/15/32	1,337,419
				5,872,430
	Semiconductors — 0.0%
250,000	Broadcom, Inc. (a)	3.14%	11/15/35	206,417
250,000	Broadcom, Inc. (a)	4.93%	05/15/37	241,388
				447,805
	Specialized Consumer Services — 0.1%
1,055,000	Aramark Services, Inc. (a)	5.00%	02/01/28	1,031,568
	Specialized Finance — 0.4%
6,746,000	Radiate Holdco LLC / Radiate Finance, Inc. (a)	4.50%	09/15/26	5,405,486
	Specialty Chemicals — 0.5%
6,815,000	Avantor Funding, Inc. (a)	4.63%	07/15/28	6,567,915
500,000	Axalta Coating Systems LLC (a)	3.38%	02/15/29	455,691
250,000	HB Fuller Co.	4.25%	10/15/28	233,669
				7,257,275
	Systems Software — 5.2%
5,287,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	4,748,723
7,746,000	Gen Digital, Inc. (a)	7.13%	09/30/30	8,014,081
7,500,000	Oracle Corp.	6.25%	11/09/32	8,100,092
8,204,000	Oracle Corp.	6.50%	04/15/38	9,026,913
2,000,000	Oracle Corp.	6.13%	07/08/39	2,122,433
1,000,000	Oracle Corp.	3.60%	04/01/50	717,489
1,500,000	Oracle Corp.	6.90%	11/09/52	1,722,423
39,012,000	SS&C Technologies, Inc. (a)	5.50%	09/30/27	38,684,684
3,357,000	SS&C Technologies, Inc. (a)	6.50%	06/01/32	3,421,420
				76,558,258

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Technology Distributors — 0.0%
$750,000	CDW LLC / CDW Finance Corp.	3.25%	02/15/29	$687,707
	Trading Companies & Distributors — 2.9%
3,906,000	Herc Holdings, Inc. (a)	5.50%	07/15/27	3,876,670
6,506,000	Herc Holdings, Inc. (a)	6.63%	06/15/29	6,647,654
127,000	United Rentals North America, Inc.	5.50%	05/15/27	126,644
31,195,000	United Rentals North America, Inc. (a)	6.00%	12/15/29	31,676,619
				42,327,587
	Transaction & Payment Processing Services — 0.1%
1,362,000	Boost Newco Borrower LLC (a)	7.50%	01/15/31	1,435,409
	Wireless Telecommunication Services — 0.9%
500,000	SBA Communications Corp.	3.88%	02/15/27	481,747
1,000,000	T-Mobile USA, Inc.	2.70%	03/15/32	857,182
3,000,000	T-Mobile USA, Inc.	5.20%	01/15/33	3,039,514
5,000,000	T-Mobile USA, Inc.	5.05%	07/15/33	5,010,196
2,000,000	T-Mobile USA, Inc.	4.38%	04/15/40	1,774,737
1,000,000	T-Mobile USA, Inc.	3.40%	10/15/52	701,761
1,000,000	T-Mobile USA, Inc.	5.65%	01/15/53	1,009,550
				12,874,687
	Total Corporate Bonds and Notes			1,062,471,850
	(Cost $1,089,562,989)
FOREIGN CORPORATE BONDS AND NOTES — 11.2%
	Application Software — 3.3%
4,318,000	ION Trading Technologies S.A.R.L. (a)	5.75%	05/15/28	4,011,581
22,558,000	Open Text Corp. (a)	6.90%	12/01/27	23,425,468
11,860,000	Open Text Corp. (a)	3.88%	02/15/28	11,082,654
10,577,000	Open Text Corp. (a)	3.88%	12/01/29	9,610,290
				48,129,993
	Automotive Parts & Equipment — 1.3%
19,208,000	Clarios Global, L.P. / Clarios US Finance Co. (a)	8.50%	05/15/27	19,387,422
	Building Products — 0.2%
1,304,000	Cemex S.A.B. de C.V. (a)	5.45%	11/19/29	1,298,399
2,000,000	Cemex S.A.B. de C.V. (a)	5.20%	09/17/30	1,956,716
				3,255,115
	Cable & Satellite — 0.0%
250,000	Virgin Media Finance PLC (a)	5.00%	07/15/30	211,020
	Casinos & Gaming — 0.0%
294,000	Flutter Treasury Designated Activity Co. (a)	6.38%	04/29/29	299,505
	Data Processing & Outsourced Services — 0.4%
5,874,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (a)	4.00%	06/15/29	5,436,243
	Electrical Components & Equipment — 0.0%
500,000	Sensata Technologies B.V. (a)	4.00%	04/15/29	463,776
	Environmental & Facilities Services — 1.5%
500,000	GFL Environmental, Inc. (a)	5.13%	12/15/26	495,951
9,173,000	GFL Environmental, Inc. (a)	4.00%	08/01/28	8,631,491
3,814,000	GFL Environmental, Inc. (a)	4.75%	06/15/29	3,638,185

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Environmental & Facilities Services (Continued)
$1,000,000	GFL Environmental, Inc. (a)	4.38%	08/15/29	$936,025
8,298,000	GFL Environmental, Inc. (a)	6.75%	01/15/31	8,543,324
				22,244,976
	Integrated Telecommunication Services — 0.7%
11,918,000	Altice France Holding S.A. (a)	10.50%	05/15/27	4,475,400
2,989,000	Altice France S.A. (a)	5.50%	01/15/28	2,191,451
2,973,000	Altice France S.A. (a)	5.13%	07/15/29	2,088,087
2,996,000	Altice France S.A. (a)	5.50%	10/15/29	2,110,616
				10,865,554
	IT Consulting & Other Services — 0.5%
8,487,000	Elastic N.V. (a)	4.13%	07/15/29	7,835,391
	Metal, Glass & Plastic Containers — 0.8%
11,561,000	Trivium Packaging Finance B.V. (a)	5.50%	08/15/26	11,337,095
	Research & Consulting Services — 0.1%
774,000	Camelot Finance S.A. (a)	4.50%	11/01/26	755,382
	Restaurants — 2.0%
656,000	1011778 BC ULC / New Red Finance, Inc. (a)	6.13%	06/15/29	663,227
31,510,000	1011778 BC ULC / New Red Finance, Inc. (a)	4.00%	10/15/30	28,129,278
				28,792,505
	Security & Alarm Services — 0.3%
500,000	Garda World Security Corp. (a)	9.50%	11/01/27	503,560
3,128,000	Garda World Security Corp. (a)	7.75%	02/15/28	3,230,783
342,000	Garda World Security Corp. (a)	8.25%	08/01/32	342,747
				4,077,090
	Specialty Chemicals — 0.1%
1,000,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. (a)	4.75%	06/15/27	979,997
	Total Foreign Corporate Bonds and Notes			164,071,064
	(Cost $166,001,720)

Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 9.2%
	Application Software — 4.6%
13,137,173	Darktrace PLC (Leia Finco US LLC), Term Loan (Second Lien), 1 Mo. CME Term SOFR + CSA + 5.25%, 0.00% Floor	10.59%	09/30/32	13,038,644
20,960,305	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.43%	10/01/27	18,707,072
9,877,097	Genesys Cloud Services Holding II LLC (fka Greeneden), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.75% Floor	8.84%	12/01/27	9,945,545
16,501,264	Internet Brands, Inc. (WebMD/MH Sub I LLC), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 6.25%, 0.00% Floor	11.50%	02/23/29	16,439,384
7,552,053	LogMeIn, Inc. (GoTo Group, Inc.), First Out Term Loan (First Lien), 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.18%	04/30/28	6,695,348
6,256,201	LogMeIn, Inc. (GoTo Group, Inc.), Second Out Term Loan (First Lien), 1 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.18%	04/30/28	2,604,144
				67,430,137

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Asset Management & Custody Banks — 0.5%
$7,001,746	Edelman Financial Engines Center LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.25%, 0.00% Floor	10.59%	10/06/28	$7,027,127
	Electronic Equipment & Instruments — 0.4%
6,874,277	Verifone Systems, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.60%	08/20/25	5,972,612
	Health Care Facilities — 0.2%
3,664,857	IVC Evidensia (VetStrategy Canada/IVC Acquisition Midco Ltd.), Facility B10, 3 Mo. CME Term SOFR + 4.75%, 0.50% Floor	10.08%	12/06/28	3,686,993
	Health Care Technology — 1.4%
15,033,333	Cotiviti, Inc. (Verscend), Fixed Rate Term Loan, Fixed Rate at 7.63%	7.63%	05/01/31	14,958,166
3,299,171	Datavant Group (fka Ciox) (CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.75% Floor	9.71%	12/16/25	3,309,481
2,596,568	Waystar Technologies, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	8.09%	10/22/29	2,620,911
208,818	WS Audiology (Auris Lux III S.A.R.L.), USD Term Loan B, 6 Mo. CME Term SOFR + CSA + 4.25%, 0.00% Floor	9.56%	02/08/29	209,993
				21,098,551
	Insurance Brokers — 1.1%
11,306,250	OneDigital Borrower LLC, Term Loan (Second Lien), 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	10.59%	07/02/32	11,277,985
4,736,948	Truist Insurance Holdings LLC (McGriff/Panther Escrow), Term Loan (Second Lien), 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	10.08%	05/06/32	4,876,522
				16,154,507
	Integrated Telecommunication Services — 0.2%
3,201,083	Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo. Synthetic USD LIBOR + 4.00%, 0.00% Floor	9.58%	08/14/26	2,595,454
242,780	Zayo Group Holdings, Inc., Incremental Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.59%	03/09/27	219,110
				2,814,564
	Metal, Glass & Plastic Containers — 0.1%
1,406,642	ProAmpac PG Borrower LLC, 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	9.30%-9.32%	09/15/28	1,413,239
	Paper & Plastic Packaging Products & Materials — 0.2%
2,627,662	Veritiv Corp. (Verde Purchaser LLC), 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.00% Floor	9.83%	12/02/30	2,634,783
	Specialized Finance — 0.2%
4,485,842	Radiate Holdco LLC (Astound), Amendment No. 6 Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	8.71%	09/25/26	3,746,665
	Systems Software — 0.3%
3,876,692	Idera, Inc. (Flash Charm), Term Loan (Second Lien), 3 Mo. CME Term SOFR + CSA + 6.75%, 0.75% Floor	12.23%	03/02/29	3,828,234
	Total Senior Floating-Rate Loan Interests			135,807,412
	(Cost $141,259,391)

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS — 0.0%
	Pharmaceuticals — 0.0%
259,956	Akorn, Inc. (f) (g)	$19,497
	(Cost $2,979,179)
MONEY MARKET FUNDS — 4.8%
70,000,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (h)	70,000,000
	(Cost $70,000,000)

	Total Investments — 97.6%	1,432,369,823
	(Cost $1,469,803,279)
	Net Other Assets and Liabilities — 2.4%	35,826,465
	Net Assets — 100.0%	$1,468,196,288

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2024, securities noted as such amounted to $1,022,768,676 or 69.7%
of net assets.

(b)	When-issued security. The interest rate shown reflects the rate in effect at July 31, 2024. Interest will begin accruing on the security’s first settlement date.
(c)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, such as the synthetic LIBOR, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR or synthetic LIBOR floor that establishes a minimum SOFR or synthetic LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR or synthetic LIBOR period, spread and floor, but different SOFR or synthetic LIBOR reset dates.

(e)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(f)	Non-income producing security.
(g)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

(h)	Rate shown reflects yield as of July 31, 2024.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

First Trust Tactical High Yield ETF (HYLS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows:

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$1,062,471,850	$—	$1,062,471,850	$—
Foreign Corporate Bonds and Notes*	164,071,064	—	164,071,064	—
Senior Floating-Rate Loan Interests*	135,807,412	—	135,807,412	—
Common Stocks*	19,497	—	19,497	—
Money Market Funds	70,000,000	70,000,000	—	—
Total Investments	$1,432,369,823	$70,000,000	$1,362,369,823	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of July 31, 2024, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/20	259,956	$0.08	$2,979,179	$19,497	0.00%*

*	Amount is less than 0.01%.